SCHEDULE OF PROMISSORY NOTES EXECUTED (Details) - Unsecured Promissory Notes [Member]	Sep. 30, 2025 USD ($)
Debt Instrument [Line Items]
Promissory Notes	$ 825,700
March 3 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	60,000
March 28 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	75,000
April 22 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	25,000
April 30 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	75,000
May 20, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	25,000
May 30 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	77,300
June 9 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	28,000
June 30 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	50,000
July 17, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	100,000
July 31, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	50,000
August 8, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	25,000
August 18, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	25,000
August 19, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	15,000
August 25, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	100,000
September 24, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	24,000
September 30, 2025 [Member]
Debt Instrument [Line Items]
Promissory Notes	$ 71,400